Revenue from Contracts with Customers - Disaggregation of Revenue (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Revenue	$ 1,018.6	$ 1,018.7	$ 1,080.4	$ 1,004.8	$ 1,037.9	$ 1,020.2	$ 1,009.5	$ 979.0	$ 4,122.5	$ 4,046.6	$ 3,525.1
Percent of total revenue									100.00%	100.00%	100.00%
Total High-Value Products
Disaggregation of Revenue [Line Items]
Percent of total revenue									86.00%	84.00%	82.00%
Nickel-based alloys and specialty alloys
Disaggregation of Revenue [Line Items]
Percent of total revenue									32.00%	30.00%	28.00%
Precision forgings, castings and components
Disaggregation of Revenue [Line Items]
Percent of total revenue									18.00%	20.00%	19.00%
Titanium and titanium-based alloys
Disaggregation of Revenue [Line Items]
Percent of total revenue									18.00%	17.00%	17.00%
Precision rolled strip products
Disaggregation of Revenue [Line Items]
Percent of total revenue									12.00%	12.00%	12.00%
Zirconium and related alloys
Disaggregation of Revenue [Line Items]
Percent of total revenue									6.00%	5.00%	6.00%
Standard stainless products
Disaggregation of Revenue [Line Items]
Percent of total revenue									14.00%	16.00%	18.00%
United States
Disaggregation of Revenue [Line Items]
Revenue									$ 2,454.6	$ 2,348.1	$ 2,070.6
China
Disaggregation of Revenue [Line Items]
Revenue									355.6	320.0	265.6
Germany
Disaggregation of Revenue [Line Items]
Revenue									219.3	247.2	217.1
United Kingdom
Disaggregation of Revenue [Line Items]
Revenue									173.8	242.1	231.6
France
Disaggregation of Revenue [Line Items]
Revenue									155.5	183.6	165.6
Japan
Disaggregation of Revenue [Line Items]
Revenue									147.7	214.9	131.7
Rest of World
Disaggregation of Revenue [Line Items]
Revenue									616.0	490.7	442.9
Aerospace & Defense
Disaggregation of Revenue [Line Items]
Revenue									2,130.4	1,965.5	1,718.1
Energy
Disaggregation of Revenue [Line Items]
Revenue									796.9	780.7	610.4
Automotive
Disaggregation of Revenue [Line Items]
Revenue									296.6	323.4	273.7
Food Equipment & Appliances
Disaggregation of Revenue [Line Items]
Revenue									205.8	244.9	226.0
Construction/Mining
Disaggregation of Revenue [Line Items]
Revenue									195.0	226.0	192.9
Medical
Disaggregation of Revenue [Line Items]
Revenue									172.4	183.1	183.0
Electronics/Computers/Communications
Disaggregation of Revenue [Line Items]
Revenue									163.2	156.9	151.6
Other
Disaggregation of Revenue [Line Items]
Revenue									162.2	166.1	169.4
Operating Segments
Disaggregation of Revenue [Line Items]
Revenue									4,446.4	4,341.6	3,758.0
Operating Segments | High Performance Materials & Components
Disaggregation of Revenue [Line Items]
Revenue									$ 2,054.2	$ 2,039.2	$ 1,751.1
Percent of total revenue									100.00%	100.00%	100.00%
Operating Segments | High Performance Materials & Components | Total High-Value Products
Disaggregation of Revenue [Line Items]
Percent of total revenue									100.00%	100.00%	100.00%
Operating Segments | High Performance Materials & Components | Nickel-based alloys and specialty alloys
Disaggregation of Revenue [Line Items]
Percent of total revenue									38.00%	37.00%	37.00%
Operating Segments | High Performance Materials & Components | Precision forgings, castings and components
Disaggregation of Revenue [Line Items]
Percent of total revenue									36.00%	40.00%	38.00%
Operating Segments | High Performance Materials & Components | Titanium and titanium-based alloys
Disaggregation of Revenue [Line Items]
Percent of total revenue									26.00%	23.00%	25.00%
Operating Segments | High Performance Materials & Components | Precision rolled strip products
Disaggregation of Revenue [Line Items]
Percent of total revenue									0.00%	0.00%	0.00%
Operating Segments | High Performance Materials & Components | Zirconium and related alloys
Disaggregation of Revenue [Line Items]
Percent of total revenue									0.00%	0.00%	0.00%
Operating Segments | High Performance Materials & Components | Standard stainless products
Disaggregation of Revenue [Line Items]
Percent of total revenue									0.00%	0.00%	0.00%
Operating Segments | High Performance Materials & Components | United States
Disaggregation of Revenue [Line Items]
Revenue									$ 1,042.6	$ 983.6	$ 874.3
Operating Segments | High Performance Materials & Components | China
Disaggregation of Revenue [Line Items]
Revenue									93.9	71.2	44.3
Operating Segments | High Performance Materials & Components | Germany
Disaggregation of Revenue [Line Items]
Revenue									147.2	159.0	131.9
Operating Segments | High Performance Materials & Components | United Kingdom
Disaggregation of Revenue [Line Items]
Revenue									156.7	225.6	200.8
Operating Segments | High Performance Materials & Components | France
Disaggregation of Revenue [Line Items]
Revenue									132.7	146.3	143.3
Operating Segments | High Performance Materials & Components | Japan
Disaggregation of Revenue [Line Items]
Revenue									95.0	128.1	88.5
Operating Segments | High Performance Materials & Components | Rest of World
Disaggregation of Revenue [Line Items]
Revenue									310.4	249.3	221.7
Operating Segments | High Performance Materials & Components | Aerospace & Defense
Disaggregation of Revenue [Line Items]
Revenue									1,624.1	1,562.9	1,377.0
Operating Segments | High Performance Materials & Components | Energy
Disaggregation of Revenue [Line Items]
Revenue									153.6	133.9	119.7
Operating Segments | High Performance Materials & Components | Automotive
Disaggregation of Revenue [Line Items]
Revenue									10.5	9.5	8.8
Operating Segments | High Performance Materials & Components | Food Equipment & Appliances
Disaggregation of Revenue [Line Items]
Revenue									0.3	0.4	0.4
Operating Segments | High Performance Materials & Components | Construction/Mining
Disaggregation of Revenue [Line Items]
Revenue									42.5	72.7	51.2
Operating Segments | High Performance Materials & Components | Medical
Disaggregation of Revenue [Line Items]
Revenue									85.4	106.0	81.1
Operating Segments | High Performance Materials & Components | Electronics/Computers/Communications
Disaggregation of Revenue [Line Items]
Revenue									0.5	1.5	1.0
Operating Segments | High Performance Materials & Components | Other
Disaggregation of Revenue [Line Items]
Revenue									61.6	76.2	65.6
Operating Segments | Advanced Alloys & Solutions
Disaggregation of Revenue [Line Items]
Revenue									$ 2,392.2	$ 2,302.4	$ 2,006.9
Percent of total revenue									100.00%	100.00%	100.00%
Operating Segments | Advanced Alloys & Solutions | Total High-Value Products
Disaggregation of Revenue [Line Items]
Percent of total revenue									72.00%	68.00%	66.00%
Operating Segments | Advanced Alloys & Solutions | Nickel-based alloys and specialty alloys
Disaggregation of Revenue [Line Items]
Percent of total revenue									27.00%	24.00%	20.00%
Operating Segments | Advanced Alloys & Solutions | Precision forgings, castings and components
Disaggregation of Revenue [Line Items]
Percent of total revenue									0.00%	0.00%	0.00%
Operating Segments | Advanced Alloys & Solutions | Titanium and titanium-based alloys
Disaggregation of Revenue [Line Items]
Percent of total revenue									11.00%	10.00%	10.00%
Operating Segments | Advanced Alloys & Solutions | Precision rolled strip products
Disaggregation of Revenue [Line Items]
Percent of total revenue									23.00%	23.00%	24.00%
Operating Segments | Advanced Alloys & Solutions | Zirconium and related alloys
Disaggregation of Revenue [Line Items]
Percent of total revenue									11.00%	11.00%	12.00%
Operating Segments | Advanced Alloys & Solutions | Standard stainless products
Disaggregation of Revenue [Line Items]
Percent of total revenue									28.00%	32.00%	34.00%
Operating Segments | Advanced Alloys & Solutions | United States
Disaggregation of Revenue [Line Items]
Revenue									$ 1,412.0	$ 1,364.5	$ 1,196.3
Operating Segments | Advanced Alloys & Solutions | China
Disaggregation of Revenue [Line Items]
Revenue									261.7	248.8	221.3
Operating Segments | Advanced Alloys & Solutions | Germany
Disaggregation of Revenue [Line Items]
Revenue									72.1	88.2	85.2
Operating Segments | Advanced Alloys & Solutions | United Kingdom
Disaggregation of Revenue [Line Items]
Revenue									17.1	16.5	30.8
Operating Segments | Advanced Alloys & Solutions | France
Disaggregation of Revenue [Line Items]
Revenue									22.8	37.3	22.3
Operating Segments | Advanced Alloys & Solutions | Japan
Disaggregation of Revenue [Line Items]
Revenue									52.7	86.8	43.2
Operating Segments | Advanced Alloys & Solutions | Rest of World
Disaggregation of Revenue [Line Items]
Revenue									305.6	241.4	221.2
Operating Segments | Advanced Alloys & Solutions | Aerospace & Defense
Disaggregation of Revenue [Line Items]
Revenue									506.3	402.6	341.1
Operating Segments | Advanced Alloys & Solutions | Energy
Disaggregation of Revenue [Line Items]
Revenue									643.3	646.8	490.7
Operating Segments | Advanced Alloys & Solutions | Automotive
Disaggregation of Revenue [Line Items]
Revenue									286.1	313.9	264.9
Operating Segments | Advanced Alloys & Solutions | Food Equipment & Appliances
Disaggregation of Revenue [Line Items]
Revenue									205.5	244.5	225.6
Operating Segments | Advanced Alloys & Solutions | Construction/Mining
Disaggregation of Revenue [Line Items]
Revenue									152.5	153.3	141.7
Operating Segments | Advanced Alloys & Solutions | Medical
Disaggregation of Revenue [Line Items]
Revenue									87.0	77.1	101.9
Operating Segments | Advanced Alloys & Solutions | Electronics/Computers/Communications
Disaggregation of Revenue [Line Items]
Revenue									162.7	155.4	150.6
Operating Segments | Advanced Alloys & Solutions | Other
Disaggregation of Revenue [Line Items]
Revenue									100.6	89.9	103.8
External Customers | Operating Segments
Disaggregation of Revenue [Line Items]
Revenue									4,122.5	4,046.6	3,525.1
External Customers | Operating Segments | High Performance Materials & Components
Disaggregation of Revenue [Line Items]
Revenue									1,978.5	1,963.1	1,704.8
External Customers | Operating Segments | Advanced Alloys & Solutions
Disaggregation of Revenue [Line Items]
Revenue									$ 2,144.0	$ 2,083.5	$ 1,820.3